Provisions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 MXN ($)
Main actuarial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption	$ 289
Increase or decrease on obligations if increase in actuarial assumption	$ 303
Medical benefits
Disclosure of net defined benefit liability (asset) [line items]
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption	$ 168
Increase or decrease on obligations if increase in actuarial assumption	$ 181
Annual salary growth
Disclosure of net defined benefit liability (asset) [line items]
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption	$ 8
Increase or decrease on obligations if increase in actuarial assumption	$ 9
Annual INPC growth
Disclosure of net defined benefit liability (asset) [line items]
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption	$ 7
Increase or decrease on obligations if increase in actuarial assumption	7
Mortality
Disclosure of net defined benefit liability (asset) [line items]
Increase or decrease on obligations if decrease in actuarial assumption	378
Increase or decrease on obligations if increase in actuarial assumption	$ 383
Increase in mortality (years)	2 years
Decrease in mortality (years)	2 years